Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Pension Cost for Non Qualified Defined Pension Plans
The components of net periodic benefit cost are as follows (in thousands):

	Three Months Ended June 30,						Six Months Ended June 30,
	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans		Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans				U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
Service cost	$—	$—	$3	$3	$—	$—	$—	$—	$6	$6	$—	$—
Interest cost	290	277	54	54	103	104	580	554	108	108	206	208
Expected return on plan assets	(371)	(338)	(119)	(87)	—	—	(742)	(677)	(238)	(174)	—	—
Net periodic benefit cost	(81)	(61)	(62)	(30)	103	104	(162)	(123)	(124)	(60)	206	208
Net benefit cost	$(81)	$(61)	$(62)	$(30)	$103	$104	$(162)	$(123)	$(124)	$(60)	$206	$208

The components of net periodic benefit cost for the years ended December 31 are as follows (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Service cost	$—	$—	$13	$16	$—	$—
Interest cost	1,083	1,116	221	237	404	433
Expected return on plan assets	(1,353)	(1,250)	(354)	(335)	—	—
Net periodic benefit cost	(270)	(134)	(120)	(82)	404	433
Net benefit cost	$(270)	$(134)	$(120)	$(82)	$404	$433

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The change in benefit obligation, plan assets and funded status as of December 31 consisted of the following (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation — Beginning of year	$26,005	$24,242	$5,514	$5,047	$9,880	$9,572
Service cost	—	—	13	16	—	—
Interest cost	1,083	1,116	221	237	404	433
Participant contributions	—	—	2	2	—	—
Benefits paid	(951)	(932)	(230)	(279)	(771)	(771)
Actuarial (gain) loss	(2,308)	1,579	(1,061)	258	(458)	646
Exchange rate changes	—	—	44	233	—	—
Benefit obligation at end of year	23,829	26,005	4,503	5,514	9,055	9,880
Change in plan assets:
Fair value of plan assets — Beginning of year	17,243	15,970	4,620	4,100	—	—
Actual return on plan assets	3,009	1,675	608	400	—	—
Employer contributions	628	530	196	204	—	—
Participant contributions	—	—	2	2	—	—
Benefits paid	(951)	(932)	(230)	(279)	—	—
Exchange rate changes	—	—	121	193	—	—
Fair value of plan assets at end of year	19,929	17,243	5,317	4,620	—	—
Funded status	$(3,900)	$(8,762)	$814	$(894)	$(9,055)	$(9,880)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets at December 31 consist of (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Accrued pension	$993	$873	$238	$186	$770	$764
Pension and Other Post-retirement benefits	2,907	7,889	(1,052)	708	—	—
Other long-term liabilities	—	—	—	—	8,285	9,116
Net amount recognized	$3,900	$8,762	$(814)	$894	$9,055	$9,880

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss)
Amounts Recognized in Accumulated Other Comprehensive Income (Loss) – Pre-tax amounts recognized in accumulated other comprehensive income (loss) at December 31 are as follows (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Net actuarial gain (loss)	$1,940	$(2,026)	$1,007	$(341)	$(277)	$(735)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) – Pre-tax amounts recognized as other changes in plan assets and benefit obligations in other comprehensive income at December 31 are as follows (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Actuarial gain (loss)	$3,966	$(1,149)	$1,348	$(212)	$458	$(646)
Total recognized in other comprehensive income (loss)	$3,966	$(1,149)	$1,348	$(212)	$458	$(646)

Schedule of Assumptions Used
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Discount rate	4.95%	4.25%	4.90%	4.70%	4.95%	4.25%
Weighted-average assumptions used to determine net periodic benefit cost at December 31 are as follows:

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Discount rate	4.25%	4.70%	4.25%	4.70%	4.25%	4.70%
Rate of salary increase	N/A	N/A	4.45%	4.45%	N/A	N/A
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	N/A	N/A

Schedule of Allocation of Plan Assets
Our current investment allocation target for our pension plans for 2013 and our weighted-average asset allocations of our pension assets for the years ended December 31, by asset category, are as follows:

	Target Allocation				Actual Allocation
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012	2013	2012
Equity securities	40%-80%	40%-80%	55%	55%	73%	67%	67%	63%
Debt securities	20%-60%	20%-60%	27%	27%	26%	32%	13%	19%
Real estate	0%	0%	18%	18%	0%	0%	14%	13%
Money market funds	0%-5%	0%-5%	0%	0%	1%	1%	6%	5%
					100%	100%	100%	100%
The fair values of our pension plan assets by asset category and by level as described in Note 2 for the years ended December 31, 2013 and 2012 are as follows (in thousands):

	December 31, 2013
	U.S. Plans				Non-U.S. Plans
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Equities	$14,422	$14,422	$—	$—	$3,546	$—	$3,546	$—
Fixed income securities	5,238	4,023	1,215	—	675	—	675	—
Real Estate	—	—	—	—	760	—	760	—
Money market funds	269	—	269	—	336	—	336	—
Total pension fund assets	$19,929	$18,445	$1,484	$—	$5,317	$—	$5,317	$—

	December 31, 2012
	U.S. Plans				Non-U.S. Plans
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Equities	$11,489	$11,489	$—	$—	$2,901	$—	$2,901	$—
Fixed income securities	5,473	2,707	2,766	—	878	—	878	—
Real Estate	—	—	—	—	610	—	610	—
Money market funds	281	—	281	—	231	—	231	—
Total pension fund assets	$17,243	$14,196	$3,047	$—	$4,620	$—	$4,620	$—

Schedule of Expected Benefit Payments
The following table summarizes our expected future benefit payments of our pension benefit plans (in thousands):

	Pension Benefits
Year	U.S. Plans	Non-U.S. Plans	Non-qualified Plans	Total
2014	$993	$238	$770	$2,001
2015	$1,010	$230	$771	$2,011
2016	$1,040	$228	$771	$2,039
2017	$1,134	$232	$771	$2,137
2018	$1,175	$414	$771	$2,360
2019 to 2023	$7,138	$1,722	$3,824	$12,684

Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Pension Cost for Non Qualified Defined Pension Plans
The components of net periodic benefit cost are as follows (in thousands):

	Three Months Ended June 30,				Six Months Ended June 30,
	Other Post-retirement Benefit Plans				Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013	2014	2013	2014	2013
Service cost	$7	$7	$—	$—	$14	$14	$—	$—
Interest cost	6	5	—	4	12	10	—	7
Expected return on plan assets	—	—	—	—	—	—	—	—
Recognized actuarial (gain) loss	(8)	(8)	—	3	(16)	(15)	—	5
Net periodic benefit cost	5	4	—	7	10	9	—	12
Net benefit cost	$5	$4	$—	$7	$10	$9	$—	$12

The components of net periodic benefit cost for the years ended December 31 are as follows (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Service cost	$30	$28	$—	$—
Interest cost	18	20	—	14
Recognized actuarial (gain) loss	(28)	(31)	—	10
Net periodic benefit cost	20	17	—	24
Net benefit cost	$20	$17	$—	$24

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The change in benefit obligation, plan assets and funded status as of December 31 consisted of the following (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation — Beginning of year	$595	$549	$326	$193
Service cost	30	28	—	—
Interest cost	18	20	—	14
Participant contributions	—	—	—	—
Benefits paid	(9)	—	—	(31)
Actuarial (gain) loss	(47)	(2)	—	142
Exchange rate changes	—	—	(22)	8
Benefit obligation at end of year	587	595	304	326
Funded status	$(587)	$(595)	$(304)	$(326)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets at December 31 consist of (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Pension and Other Post-retirement benefits	$587	$595	$304	$326
Net amount recognized	$587	$595	$304	$326

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss)
Amounts Recognized in Accumulated Other Comprehensive Income (Loss) – Pre-tax amounts recognized in accumulated other comprehensive income (loss) at December 31 are as follows (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Net actuarial gain (loss)	$200	$181	$(113)	$(113)
	$200	$181	$(113)	$(113)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) – Pre-tax amounts recognized as other changes in plan assets and benefit obligations in other comprehensive income at December 31 are as follows (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Actuarial gain (loss)	$19	$(29)	$—	$(98)
Total recognized in other comprehensive income (loss)	$19	$(29)	$—	$(98)

Schedule of Assumptions Used
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	3.90%	3.00%	3.75%	3.75%
Weighted-average assumptions used to determine net periodic benefit cost at December 31 are as follows:

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	3.00%	3.70%	3.75%	4.70%
Rate of salary increase	N/A	N/A	N/A	N/A
Expected return on plan assets	N/A	N/A	N/A	N/A

Schedule of Expected Benefit Payments
The following table summarizes our expected future benefit payments of our other post-retirement benefit plans (in thousands):

	Other Post-retirement Benefit Plans
Year	U.S. Plans	Non-U.S. Plans	Total
2014	$38	$28	$66
2015	$42	$27	$69
2016	$49	$25	$74
2017	$68	$24	$92
2018	$63	$23	$86
2019 to 2023	$272	$99	$371